JAMES ALPHA MACRO PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: GRRIX)
CLASS A SHARES	(Ticker: GRRAX)
CLASS C SHARES	(Ticker: GRRCX)
CLASS S SHARES	(Ticker: GRRSX)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the James Alpha Macro Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 13, 2018 (SEC Accession No. 0001580642-18-003372).